Note 10 - Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2017
Notes Tables
Schedule of Debt [Table Text Block]
Borrower(s)	December 31, 2016	June 30, 2017
A. Credit Facility	$406,103	$361,157
B. Term Loans:
1. Mas Shipping Co.	22,375	18,250
2. Montes Shipping Co. and Kelsen Shipping Co.	54,000	42,000
3. Costamare Inc.	50,313	28,875
4. Costamare Inc.	-	-
5. Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	178,264	170,624
6. Raymond Shipping Co. and Terance Shipping Co.	115,964	110,507
7. Costamare Inc.	53,475	43,127
8. Uriza Shipping S.A.	36,833	34,667
9. Costis Maritime Corporation, Christos Maritime Corporation and Capetanissa Maritime Corporation	109,000	101,000
10. Rena Maritime Corporation, Finch Shipping Co. and Joyner Carriers S.A.	32,000	28,240
	652,224	577,290
Total	$1,058,327	$938,447
Less: Deferred financing costs	(3,720)	(3,004)
Total long-term debt, net	1,054,607	935,443
Less: Long-term debt current portion	(199,637)	(182,189)
Add: Deferred financing costs, current portion	1,360	1,228
Total long-term debt, non-current, net	$856,330	$754,482

Schedule of Maturities of Long-term Debt [Table Text Block]
Year ending December 31,	Amount
2017	$84,675
2018	206,866
2019	160,819
2020	352,291
2021	133,796
Total	$938,447

Schedule of Financing Costs [Table Text Block]
Financing costs
Balance, January 1, 2017	$7,300
Additions	1,147
Amortization	(1,068)
Balance, June 30, 2017	$7,379
Less: Current portion of financing costs	(2,087)
Financing costs, non-current portion	$5,292